Property, Plant and Equipment - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Property, Plant and Equipment
Property, plant and equipment, gross	$ 501,885	$ 454,486
Less: Accumulated depreciation	(255,289)	(255,021)
Net property, plant and equipment	246,596	199,465	$ 258,160
Land
Property, Plant and Equipment
Property, plant and equipment, gross	5,021	5,021
Building and land improvements
Property, Plant and Equipment
Property, plant and equipment, gross	107,140	65,794
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	26,009	25,237
Computer and office equipment
Property, Plant and Equipment
Property, plant and equipment, gross	157,542	153,979
Field equipment
Property, Plant and Equipment
Property, plant and equipment, gross	130,681	138,721
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	$ 75,492	$ 65,734